Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure Summary Of Business And Significant Accounting Policies Asset Retirement Obligations Included In Other Liabilities [Abstract]
Asset retirement obligation - beginning balance	$ 13,194	$ 11,854	$ 11,854	$ 11,233
Liabilities incurred			1,546	0
Settlement of existing liabilities	(23)	(61)	(903)	(449)
Accretion expense	173	206	887	827
Adjustment to existing liabilities	(3,485)	0	(190)	419
Liabilities related to assets held for sale			0	(176)
Asset retirement obligation - ending balance	9,859	11,999	13,194	11,854
Less: Current portion	(465)	(1,800)	(486)	0
Non-current portion of asset retirement obligations, December 31	$ 9,394	$ 10,199	$ 12,708	$ 11,854